UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO 1-3 Year U.S. Treasury Index Fund

PIMCO 1-5 Year U.S. TIPS Index Fund

PIMCO 3-7 Year U.S. Treasury Index Fund

PIMCO 7-15 U.S. Treasury Index Fund

PIMCO 15+ Year U.S. TIPS Index Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

PIMCO Broad U.S. TIPS Index Fund

PIMCO Broad U.S. Treasury Index Fund

PIMCO Investment Grade Corporate Bond Fund

PIMCO Build America Bond Strategy Fund

PIMCO Enhanced Short Maturity Strategy Fund

PIMCO Intermediate Municipal Bond Strategy Fund

PIMCO Short Term Municipal Bond Strategy Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Notes
0.500% due 10/15/2013	$2,632	$2,594
0.500% due 11/15/2013	4,266	4,199
0.625% due 06/30/2012	7,288	7,305
0.750% due 08/15/2013	4,404	4,379
0.750% due 09/15/2013	5,478	5,440
0.750% due 12/15/2013	3,218	3,183
1.000% due 03/31/2012	7,322	7,371
1.000% due 04/30/2012	7,643	7,697
1.000% due 07/15/2013	2,749	2,752
1.000% due 01/15/2014	2,663	2,648
1.125% due 12/15/2012	3,084	3,107
1.125% due 06/15/2013	2,892	2,904
1.250% due 02/15/2014	4,379	4,379
1.250% due 03/15/2014	2,130	2,128
1.375% due 09/15/2012	3,959	4,006
1.375% due 10/15/2012	4,787	4,844
1.375% due 11/15/2012	4,824	4,881
1.375% due 01/15/2013	7,828	7,917
1.375% due 02/15/2013	4,319	4,368
1.375% due 03/15/2013	4,198	4,244
1.375% due 05/15/2013	3,902	3,942
1.750% due 08/15/2012	6,811	6,927
1.750% due 04/15/2013	4,872	4,961

Total U.S. Treasury Obligations (Cost $106,006)		106,176

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2011	133	133

(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/17/2011 valued at $141. Repurchase proceeds are $133.)
Total Short-Term Instruments (Cost $133)		133

Total Investments 99.8% (Cost $106,139)		$106,309
Other Assets and Liabilities (Net) 0.2%		183

Net Assets 100.0%		$106,493

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$106,176	$0	$106,176
Short-Term Instruments
Repurchase Agreements	0	133	0	133
	$0	$106,309	$0	$106,309

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.5%
Treasury Inflation Protected Securities (a)
0.500% due 04/15/2015	$93,535	$97,101
0.625% due 04/15/2013	67,718	70,898
1.250% due 04/15/2014	68,854	73,598
1.625% due 01/15/2015	94,992	102,984
1.875% due 07/15/2013	103,995	112,501
1.875% due 07/15/2015	83,435	91,799
2.000% due 04/15/2012	81,297	85,031
2.000% due 01/15/2014	108,505	118,254
2.000% due 07/15/2014	96,232	105,622
2.000% due 01/15/2016	81,769	90,303
3.000% due 07/15/2012	122,209	130,965

Total U.S. Treasury Obligations (Cost $1,056,436)		1,079,056

Total Investments 99.5% (Cost $1,056,436)		$1,079,056
Other Assets and Liabilities (Net) 0.5%		5,721

Net Assets 100.0%		$1,084,777

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$1,079,056	$0	$1,079,056

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 3-7 Year U.S. Treasury Index Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.1%
U.S. Treasury Bonds
7.250% due 05/15/2016	$1,116	$1,386
9.250% due 02/15/2016	713	948
9.875% due 11/15/2015	397	535
10.625% due 08/15/2015	147	201
11.250% due 02/15/2015	143	194
U.S. Treasury Notes
1.875% due 04/30/2014	1,083	1,101
1.875% due 08/31/2017	519	492
1.875% due 10/31/2017	1,015	957
2.125% due 11/30/2014	1,606	1,634
2.375% due 09/30/2014	1,561	1,605
2.375% due 03/31/2016	1,543	1,552
2.500% due 06/30/2017	744	735
2.625% due 06/30/2014	1,124	1,167
2.750% due 12/31/2017	487	484
2.750% due 02/28/2018	301	298
3.000% due 02/28/2017	1,053	1,076
3.125% due 10/31/2016	1,124	1,162
3.125% due 04/30/2017	1,054	1,082
3.250% due 07/31/2016	1,275	1,331
3.250% due 12/31/2016	1,058	1,098
4.125% due 05/15/2015	1,050	1,145

Total U.S. Treasury Obligations (Cost $20,550)		20,183

Total Investments 99.1% (Cost $20,550)		$20,183
Other Assets and Liabilities (Net) 0.9%		186

Net Assets 100.0%		$20,369

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$20,183	$0	$20,183

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 7-15 Year U.S. Treasury Index Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.8%
U.S. Treasury Bonds
6.000% due 02/15/2026	$133	$162
6.250% due 08/15/2023	346	429
7.625% due 11/15/2022	321	440
7.625% due 02/15/2025	103	144
7.875% due 02/15/2021	227	312
8.125% due 08/15/2021	139	195
8.750% due 05/15/2020	577	827
9.125% due 05/15/2018	37	52
U.S. Treasury Notes
2.625% due 08/15/2020	1,211	1,135
3.125% due 05/15/2019	1,126	1,125
3.375% due 11/15/2019	1,038	1,048
3.625% due 02/15/2020	1,056	1,083
3.750% due 11/15/2018	999	1,049

Total U.S. Treasury Obligations (Cost $8,318)		8,001

Total Investments 98.8% (Cost $8,318)		$8,001
Other Assets and Liabilities (Net) 1.2%		98

Net Assets 100.0%		$8,099

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$8,001	$0	$8,001

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.1%
Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$26,876	$27,418
2.125% due 02/15/2040	25,279	26,800
2.125% due 02/15/2041	15,613	16,557
2.375% due 01/15/2027	29,434	32,785
2.500% due 01/15/2029	23,736	26,916
3.375% due 04/15/2032	10,168	13,106
3.625% due 04/15/2028	37,369	48,243
3.875% due 04/15/2029	42,711	57,209

Total U.S. Treasury Obligations (Cost $255,960)		249,034

Total Investments 99.1% (Cost $255,960)		$249,034
Other Assets and Liabilities (Net) 0.9%		2,368

Net Assets 100.0%		$251,402

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$249,034	$0	$249,034

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Strips
0.000% due 02/15/2037	$13,186	$3,915
0.000% due 05/15/2037	13,186	3,862
0.000% due 02/15/2038	13,186	3,706
0.000% due 05/15/2038	13,186	3,656
0.000% due 02/15/2039	13,186	3,522
0.000% due 05/15/2039	13,186	3,462
0.000% due 08/15/2039	13,186	3,419
0.000% due 11/15/2039	13,186	3,373
0.000% due 02/15/2040	13,186	3,339
0.000% due 05/15/2040	13,186	3,293
0.000% due 08/15/2040	13,186	3,272
0.000% due 11/15/2040	13,186	3,217
0.000% due 02/15/2041	13,186	3,179

Total U.S. Treasury Obligations (Cost $50,840)		45,215

Total Investments 99.9% (Cost $50,840)		$45,215
Other Assets and Liabilities (Net) 0.1%		64

Net Assets 100.0%		$45,279

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$45,215	$0	$45,215

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.5%
Treasury Inflation Protected Securities (a)
0.500% due 04/15/2015	$984	$1,021
0.625% due 04/15/2013	1,199	1,255
1.125% due 01/15/2021	2,000	2,029
1.250% due 04/15/2014	1,061	1,134
1.375% due 01/15/2020	3,564	3,737
1.625% due 01/15/2015	5,149	5,582
1.625% due 01/15/2018	3,608	3,901
1.750% due 01/15/2028	2,530	2,581
1.875% due 07/15/2019	1,076	1,180
2.000% due 01/15/2014	2,785	3,035
2.000% due 01/15/2026	2,244	2,397
2.125% due 02/15/2040	750	795
2.125% due 02/15/2041	858	910
2.375% due 01/15/2025	2,541	2,855
2.500% due 07/15/2016	3,966	4,504
2.500% due 01/15/2029	3,185	3,612
3.000% due 07/15/2012	2,998	3,213
3.375% due 04/15/2032	493	636

Total U.S. Treasury Obligations (Cost $42,960)		44,377

Total Investments 99.5% (Cost $42,960)		$44,377
Other Assets and Liabilities (Net) 0.5%		244

Net Assets 100.0%		$44,621

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$44,377	$0	$44,377

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. Treasury Index Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury Bonds
2.625% due 11/15/2020	$539	$502
3.625% due 02/15/2021	539	546
3.875% due 08/15/2040	539	482
4.250% due 11/15/2040	539	515
4.750% due 02/15/2041	539	560
U.S. Treasury Notes
0.625% due 01/31/2013	539	538
0.625% due 02/28/2013	539	537
0.750% due 03/31/2013	539	538
1.000% due 01/15/2014	539	536
1.250% due 02/15/2014	539	539
1.250% due 03/15/2014	539	538
2.000% due 01/31/2016	539	534
2.125% due 12/31/2015	539	539
2.125% due 02/29/2016	539	537
2.625% due 01/31/2018	539	531
2.625% due 08/15/2020	539	505
2.750% due 12/31/2017	539	536
2.750% due 02/28/2018	539	534

Total U.S. Treasury Obligations (Cost $9,727)		9,547

Total Investments 99.5% (Cost $9,727)		$9,547
Other Assets and Liabilities (Net) 0.5%		48

Net Assets 100.0%		$9,595

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
U.S. Treasury Obligations	$0	$9,547	$0	$9,547

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 94.8%
BANKING & FINANCE 37.5%
American International Group, Inc.
5.850% due 01/16/2018	$980	$1,023
Bank of America Corp.
5.375% due 09/11/2012	500	526
5.625% due 07/01/2020	100	103
7.375% due 05/15/2014	300	339
Bank of Nova Scotia
3.400% due 01/22/2015	450	465
Barclays Bank PLC
5.125% due 01/08/2020	1,000	1,018
Bear Stearns Cos. LLC
5.300% due 10/30/2015	300	323
6.950% due 08/10/2012	800	861
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	315
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	820	924
Citigroup, Inc.
5.375% due 08/09/2020	100	103
6.010% due 01/15/2015	300	328
6.125% due 05/15/2018	550	600
8.125% due 07/15/2039	900	1,132
Credit Suisse
4.375% due 08/05/2020	100	98
5.000% due 05/15/2013	1,300	1,388
Deutsche Bank AG
5.375% due 10/12/2012	830	881
General Electric Capital Corp.
5.500% due 01/08/2020	680	720
6.000% due 06/15/2012	1,000	1,059
Goldman Sachs Group, Inc.
5.250% due 10/15/2013	800	859
5.375% due 03/15/2020	1,200	1,219
HSBC Bank USA N.A.
4.625% due 04/01/2014	820	872
4.875% due 08/24/2020	700	686
HSBC Holdings PLC
6.500% due 09/15/2037	100	102
John Deere Capital Corp.
2.950% due 03/09/2015	100	103
5.750% due 09/10/2018	200	226
JPMorgan Chase & Co.
3.700% due 01/20/2015	700	720
4.250% due 10/15/2020	100	96
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	200	220
Kimco Realty Corp.
6.875% due 10/01/2019	490	572
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,000	1,110
7.750% due 05/14/2038	100	115
MetLife, Inc.
5.700% due 06/15/2035	300	300
5.875% due 02/06/2041	800	809
Moody’s Corp.
5.500% due 09/01/2020	300	304
Morgan Stanley
4.000% due 07/24/2015	350	355
5.500% due 07/24/2020	800	800
6.000% due 04/28/2015	400	435
7.300% due 05/13/2019	730	821
Nomura Holdings, Inc.
6.700% due 03/04/2020	800	853
Prudential Financial, Inc.
4.750% due 09/17/2015	980	1,043
Royal Bank of Scotland Group PLC
4.875% due 03/16/2015	1,000	1,039
5.625% due 08/24/2020	201	200
Simon Property Group LP
5.650% due 02/01/2020	100	107
6.750% due 05/15/2014	570	637
Toyota Motor Credit Corp.
3.200% due 06/17/2015	650	660
UBS AG
5.750% due 04/25/2018	1,000	1,077
Wachovia Corp.
5.500% due 05/01/2013	1,950	2,101

		30,647

INDUSTRIALS 46.6%
Abbott Laboratories
5.125% due 04/01/2019	750	811
Alcoa, Inc.
6.150% due 08/15/2020	590	624
Altria Group, Inc.
9.250% due 08/06/2019	1,060	1,384
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	580	609
Amgen, Inc.
3.450% due 10/01/2020	300	282
6.150% due 06/01/2018	200	230
Anadarko Petroleum Corp.
6.375% due 09/15/2017	730	804
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	1,000	1,097
ArcelorMittal
6.125% due 06/01/2018	200	212
9.850% due 06/01/2019	100	127
Barrick Australian Finance Pty. Ltd.
4.950% due 01/15/2020	100	106
Boeing Co.
3.500% due 02/15/2015	400	419
Cenovus Energy, Inc.
6.750% due 11/15/2039	560	627
Cisco Systems, Inc.
4.450% due 01/15/2020	270	277
Comcast Corp.
5.150% due 03/01/2020	100	104
5.300% due 01/15/2014	140	152
5.700% due 07/01/2019	430	466
ConocoPhillips
5.750% due 02/01/2019	1,600	1,811
Corning, Inc.
5.750% due 08/15/2040	500	500
CSX Corp.
6.220% due 04/30/2040	500	535
CVS Caremark Corp.
6.125% due 09/15/2039	1,100	1,124
Deere & Co.
6.950% due 04/25/2014	100	115
DirecTV Holdings LLC
3.125% due 02/15/2016	810	798
Discovery Communications LLC
5.050% due 06/01/2020	300	313
Dow Chemical Co.
5.900% due 02/15/2015	630	698
7.600% due 05/15/2014	200	231
Eli Lilly & Co.
5.950% due 11/15/2037	970	1,058
Energy Transfer Partners LP
8.500% due 04/15/2014	200	234
General Electric Co.
5.250% due 12/06/2017	1,190	1,296
Hewlett-Packard Co.
2.125% due 09/13/2015	510	500
3.750% due 12/01/2020	600	577
Home Depot, Inc.
5.400% due 03/01/2016	1,010	1,116
International Business Machines Corp.
1.000% due 08/05/2013	510	507
5.600% due 11/30/2039	680	713
International Paper Co.
7.500% due 08/15/2021	400	470
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	100	104
Kraft Foods, Inc.
4.125% due 02/09/2016	100	104
5.375% due 02/10/2020	100	106
Kroger Co.
6.150% due 01/15/2020	200	226
L-3 Communications Corp.
4.750% due 07/15/2020	490	488
Lockheed Martin Corp.
4.250% due 11/15/2019	100	101
Marriott International, Inc.
6.200% due 06/15/2016	100	111
Microsoft Corp.
1.625% due 09/25/2015	100	97
Novartis Capital Corp.
2.900% due 04/24/2015	440	450
4.400% due 04/24/2020	300	311
Pemex Project Funding Master Trust
5.750% due 03/01/2018	1,420	1,508
PepsiCo, Inc.
3.100% due 01/15/2015	300	311
5.500% due 01/15/2040	700	724
Petrobras International Finance Co.
5.750% due 01/20/2020	100	104
6.875% due 01/20/2040	100	105
Pfizer, Inc.
4.450% due 03/15/2012	600	622
6.200% due 03/15/2019	420	484
Philip Morris International, Inc.
4.875% due 05/16/2013	400	429
5.650% due 05/16/2018	280	312
Procter & Gamble Co.
1.375% due 08/01/2012	480	484
3.500% due 02/15/2015	200	210
4.950% due 08/15/2014	300	333
Raytheon Co.
3.125% due 10/15/2020	590	541
Republic Services, Inc.
5.000% due 03/01/2020	100	104
Shell International Finance BV
1.875% due 03/25/2013	300	305
3.100% due 06/28/2015	500	512
4.375% due 03/25/2020	680	702
Southern Copper Corp.
6.750% due 04/16/2040	700	707
Target Corp.
3.875% due 07/15/2020	310	305
Telefonica Emisiones SAU
2.582% due 04/26/2013	800	807
3.729% due 04/27/2015	200	202
Time Warner Cable, Inc.
5.000% due 02/01/2020	400	405
5.875% due 11/15/2040	200	188

Time Warner, Inc.
3.150% due 07/15/2015	100	101
Total Capital S.A.
3.000% due 06/24/2015	100	102
Transocean, Inc.
4.950% due 11/15/2015	300	317
Tyco International Finance S.A.
4.125% due 10/15/2014	100	106
United Parcel Service, Inc.
3.875% due 04/01/2014	890	948
United Technologies Corp.
4.500% due 04/15/2020	800	833
Vale Overseas Ltd.
6.875% due 11/21/2036	600	640
Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	100
3.625% due 07/08/2020	100	97
5.375% due 04/05/2017	730	819
Waste Management, Inc.
4.750% due 06/30/2020	300	304
WPP Finance UK
8.000% due 09/15/2014	200	233

		38,029

UTILITIES 10.7%
AT&T, Inc.
2.500% due 08/15/2015	510	506
6.300% due 01/15/2038	1,500	1,516
BP Capital Markets PLC
4.500% due 10/01/2020	300	298
5.250% due 11/07/2013	800	865
Commonwealth Edison Co.
1.625% due 01/15/2014	800	795
4.000% due 08/01/2020	820	792
EDP Finance BV
4.900% due 10/01/2019	100	87
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	111
FirstEnergy Corp.
7.375% due 11/15/2031	740	803
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	800	851
Pacific Gas & Electric Co.
3.500% due 10/01/2020	950	881
5.800% due 03/01/2037	100	101
Verizon Communications, Inc.
8.750% due 11/01/2018	850	1,088

		8,694

Total Corporate Bonds & Notes (Cost $78,338)		77,370

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
0.010% due 04/01/2011	686	686

(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $703. Repurchase proceeds are $686.)
Total Short-Term Instruments (Cost $686)		686

Total Investments 95.6% (Cost $79,024)		$78,056
Other Assets and Liabilities (Net) 4.4%		3,618

Net Assets 100.0%		$81,674

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$30,647	$0	$30,647
Industrials	0	38,029	0	38,029
Utilities	0	8,694	0	8,694
Short-Term Instruments
Repurchase Agreements	0	686	0	686
	$0	$78,056	$0	$78,056

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Build America Bond Strategy Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 95.1%
CALIFORNIA 41.6%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$350	$351
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	1,500	1,532
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	3,750	3,888
7.950% due 03/01/2036	1,000	1,070
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	1,000	1,004
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	500	527
Los Angeles, California Department of Airports Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	740	731
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	450	418
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	1,000	1,026
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	1,000	976
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	450	444
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	500	491
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	500	465

		12,923

COLORADO 1.8%
Colorado Springs, Colorado Revenue Bonds, (BABs), Series 2010
5.738% due 11/15/2050	600	559

DISTRICT OF COLUMBIA 1.1%
District of Columbia Metropolitan Airports Authority Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	356	348

GEORGIA 4.6%
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	1,500	1,412

ILLINOIS 4.2%
Chicago, Illinois Airport Revenue Bonds, (BABs), Series 2010
6.845% due 01/01/2038	680	666
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	655	630

		1,296

INDIANA 2.1%
Indiana State Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	700	640

MINNESOTA 1.3%
Southern Minnesota State Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.926% due 01/01/2043	450	417

NEBRASKA 2.8%
Nebraska State Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	571
Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	300	297

		868

NEW YORK 11.8%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	950	950
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.282% due 06/15/2042	1,375	1,368
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	1,310	1,357

		3,675

NORTH CAROLINA 0.3%
North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	104

OHIO 9.2%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	2,500	2,850

TEXAS 7.5%
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	290	288
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	1,000	994
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2010
8.910% due 02/01/2030	1,000	1,030

		2,312

UTAH 2.1%
Utah State Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	653

WASHINGTON 4.7%
Washington State Biomedical Research Facilities 3 Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,500	1,473

Total Municipal Bonds & Notes (Cost $29,965)		29,530

SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS 2.5%
Credit Suisse Securities (USA) LLC
0.140% due 04/01/2011	500	500
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.625% due 04/30/2012 valued at $513. Repurchase proceeds are $500.) State Street Bank and Trust Co.
0.010% due 04/01/2011	272	272
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.000% due 06/12/2016 valued at $278. Repurchase proceeds are $272.)

		772

U.S. TREASURY BILLS 1.0%
0.157% due 09/01/2011	300	300

Total Short-Term Instruments (Cost $1,072)		1,072

Total Investments 98.6% (Cost $31,037)		$30,602
Other Assets and Liabilities (Net) 1.4%		446

Net Assets 100.0%		$31,048

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Municipal Bonds & Notes
California	$0	$12,923	$0	$12,923
Colorado	0	559	0	559
District of Columbia	0	348	0	348
Georgia	0	1,412	0	1,412
Illinois	0	1,296	0	1,296
Indiana	0	640	0	640
Minnesota	0	417	0	417
Nebraska	0	868	0	868
New York	0	3,675	0	3,675
North Carolina	0	104	0	104
Ohio	0	2,850	0	2,850
Texas	0	2,312	0	2,312
Utah	0	653	0	653
Washington	0	1,473	0	1,473
Short-Term Instruments
Repurchase Agreements	0	772	0	772
U.S. Treasury Bills	0	300	0	300
	$0	$30,602	$0	$30,602

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Strategy Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 69.2%
BANKING & FINANCE 39.0%
Achmea Hypotheekbank NV
0.660% due 11/03/2014	$500	$498
American Express Bank FSB
0.406% due 06/12/2012	500	499
0.556% due 06/12/2017	3,875	3,696
American Express Co.
7.250% due 05/20/2014	2,000	2,275
American Honda Finance Corp.
0.680% due 11/07/2012	3,300	3,294
American International Group, Inc.
3.750% due 11/30/2013	3,000	3,062
4.950% due 03/20/2012	7,000	7,214
Arbejdernes Landsbank
0.853% due 07/09/2013	2,500	2,520
Banco Santander Chile
1.553% due 04/20/2012	3,850	3,850
Bank of America Corp.
0.689% due 06/22/2012	2,000	2,012
0.810% due 09/11/2012	2,650	2,646
1.723% due 01/30/2014	3,500	3,560
Bank of Nova Scotia
1.450% due 07/26/2013	150	150
Bank of Scotland PLC
5.000% due 11/21/2011	550	563
Banque PSA Finance
2.204% due 04/04/2014 (a)	5,850	5,838
Barclays Bank PLC
1.204% due 12/19/2011	2,000	2,011
1.316% due 12/05/2011	11,000	11,063
2.500% due 01/23/2013	1,300	1,323
5.450% due 09/12/2012	1,000	1,061
BNP Paribas
1.203% due 01/10/2014	5,900	5,940
Boston Properties LP
6.250% due 01/15/2013	387	418
BRFkredit A/S
0.553% due 04/15/2013	3,400	3,401
Cie de Financement Foncier
1.053% due 07/23/2012	4,000	3,997
2.125% due 04/22/2013	5,850	5,898
Citibank N.A.
0.313% due 11/15/2012	2,700	2,704
0.340% due 05/07/2012	21,820	21,852
Citigroup, Inc.
0.434% due 03/07/2014	2,175	2,129
0.590% due 11/05/2014	4,300	4,193
1.164% due 02/15/2013	3,500	3,512
1.753% due 01/13/2014	4,000	4,066
2.312% due 08/13/2013	5,530	5,696
6.500% due 08/19/2013	1,000	1,093
Commonwealth Bank of Australia
0.374% due 08/27/2014	3,400	3,402
0.690% due 12/10/2012	400	402
0.753% due 07/23/2014	5,000	5,039
Countrywide Financial Corp.
0.750% due 05/07/2012	4,600	4,587
Credit Agricole S.A.
0.654% due 02/02/2012	10,000	9,975
Credit Suisse
1.263% due 01/14/2014	8,000	8,105
DanFin Funding Ltd.
1.003% due 07/16/2013	4,500	4,498
Danske Bank A/S
2.500% due 05/10/2012	4,000	4,072
Dexia Credit Local
0.710% due 03/05/2013	12,400	12,323
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	4,000	4,435
FIH Erhvervsbank A/S
0.680% due 06/13/2013	5,400	5,399
General Electric Capital Corp.
0.262% due 05/08/2012	915	915
0.309% due 09/20/2013	2,700	2,661
0.429% due 06/20/2013	4,000	3,958
0.480% due 06/01/2012	2,400	2,407
0.527% due 12/30/2013	1,900	1,886
1.153% due 01/07/2014	6,000	6,054
2.250% due 03/12/2012	15,175	15,449
Goldman Sachs Group, Inc.
0.803% due 01/12/2015	3,700	3,663
0.908% due 09/29/2014	7,275	7,234
1.310% due 02/07/2014	2,700	2,722
HSBC Bank PLC
1.103% due 01/17/2014	1,000	1,001
HSBC Finance Corp.
0.553% due 01/15/2014	13,010	12,828
0.653% due 07/19/2012	750	748
0.660% due 09/14/2012	2,000	1,991
0.740% due 06/01/2016	3,900	3,745
ICICI Bank Ltd.
2.062% due 02/24/2014	1,800	1,790
ING Bank NV
1.623% due 10/18/2013	1,000	1,005
2.625% due 02/09/2012	2,000	2,034
Intesa Sanpaolo SpA
2.712% due 02/24/2014	1,300	1,318
JPMorgan Chase & Co.
1.021% due 12/02/2011	2,720	2,736
Lloyds TSB Bank PLC
2.653% due 01/24/2014	4,200	4,309
2.800% due 04/02/2012	2,000	2,044
Merrill Lynch & Co., Inc.
0.540% due 06/05/2012	7,880	7,849
5.450% due 02/05/2013	200	212
MetLife Institutional Funding II
0.703% due 07/12/2012	2,300	2,305
MetLife, Inc.
1.560% due 08/06/2013	3,950	3,995
6.125% due 12/01/2011	1,000	1,037
Metropolitan Life Global Funding I
1.053% due 01/10/2014	1,500	1,509
5.125% due 04/10/2013	600	640
Monumental Global Funding III
0.473% due 01/25/2013	3,550	3,508
Monumental Global Funding Ltd.
0.690% due 06/15/2011	1,600	1,594
Morgan Stanley
1.903% due 01/24/2014	15,210	15,524
National Australia Bank Ltd.
0.803% due 07/08/2014	11,300	11,424
Nationwide Building Society
0.494% due 05/17/2012	200	200
2.500% due 08/17/2012	3,420	3,499
NIBC Bank NV
0.690% due 12/02/2014	5,290	5,293
2.800% due 12/02/2014	4,000	4,132
Nordea Bank AB
1.203% due 01/14/2014	5,000	5,052
Nordea Eiendomskreditt A/S
0.714% due 04/07/2014 (a)	7,710	7,751
Pacific Life Global Funding
5.150% due 04/15/2013	3,000	3,181
PNC Funding Corp.
0.444% due 01/31/2012	150	150
Pricoa Global Funding I
0.508% due 09/27/2013	3,600	3,553
4.625% due 06/25/2012	700	727
5.400% due 10/18/2012	1,185	1,257
Royal Bank of Scotland Group PLC
1.203% due 04/23/2012	1,000	1,008
1.500% due 03/30/2012	5,000	5,047
2.732% due 08/23/2013	3,900	4,009
3.000% due 12/09/2011	3,800	3,869
Societe Generale
2.200% due 09/14/2013	2,000	1,998
Sparebanken 1 Boligkreditt
1.250% due 10/25/2014	3,000	2,969
Stadshypotek AB
1.450% due 09/30/2013	7,000	6,982
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014	2,000	1,980
Sun Life Financial Global Funding LP
0.553% due 10/06/2013	4,000	3,968
Suncorp Group Ltd.
1.803% due 07/16/2012	10,800	11,005
Swedbank AB
0.753% due 01/14/2013	1,100	1,099
1.162% due 02/10/2012	1,600	1,605
3.000% due 12/22/2011	4,200	4,275
Swedbank Hypotek AB
0.758% due 03/28/2014	9,400	9,409
Toyota Motor Credit Corp.
5.125% due 10/25/2011	1,400	1,433
U.S. Bancorp
2.250% due 03/13/2012	18,431	18,766
U.S. Central Federal Credit Union
0.303% due 10/19/2011	2,600	2,600
UBS AG
1.304% due 01/28/2014	9,200	9,292
Union Bank N.A.
0.509% due 03/16/2012	5,790	5,803
Wachovia Corp.
2.074% due 05/01/2013	8,175	8,420
WCI Finance LLC
5.400% due 10/01/2012	1,360	1,439
Wells Fargo & Co.
0.504% due 10/28/2015	3,000	2,935
Westpac Banking Corp.
1.037% due 03/31/2014	3,100	3,098

		464,170

INDUSTRIALS 24.9%
Altria Group, Inc.
8.500% due 11/10/2013	5,966	6,957
American Airlines Pass-Through Trust
7.858% due 04/01/2013	5,593	5,782
Anglo American Capital PLC
2.150% due 09/27/2013	3,500	3,526
9.375% due 04/08/2014	2,950	3,528
Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014	7,900	7,968
Apache Corp.
5.250% due 04/15/2013	645	696
ArcelorMittal USA, Inc.
6.500% due 04/15/2014	5,000	5,508
Archer-Daniels-Midland Co.
0.472% due 08/13/2012	6,100	6,111

Barrick Gold Financeco LLC
6.125% due 09/15/2013	1,450	1,608
BAT International Finance PLC
8.125% due 11/15/2013	2,175	2,518
BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	500	554
Broadcom Corp.
1.500% due 11/01/2013	500	496
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	1,000	1,071
Chevron Corp.
3.450% due 03/03/2012	950	976
Cisco Systems, Inc.
0.559% due 03/14/2014	8,000	8,033
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	2,685	3,025
Consol Energy, Inc.
7.875% due 03/01/2012	1,900	2,045
Cox Communications, Inc.
4.625% due 06/01/2013	2,185	2,319
7.125% due 10/01/2012	5,150	5,589
CSN Islands VIII Corp.
9.750% due 12/16/2013	2,900	3,408
CVS Caremark Corp.
5.750% due 08/15/2011	2,770	2,822
Daimler Finance North America LLC
0.918% due 03/28/2014	7,450	7,459
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	5,900	6,374
Devon Financing Corp. ULC
6.875% due 09/30/2011	9,685	9,982
Dow Chemical Co.
6.000% due 10/01/2012	2,400	2,567
7.600% due 05/15/2014	3,100	3,582
E.I. Du Pont De Nemours & Co.
5.000% due 07/15/2013	2,100	2,266
EnCana Corp.
4.750% due 10/15/2013	750	807
6.300% due 11/01/2011	4,000	4,129
Energy Transfer Partners LP
5.650% due 08/01/2012	300	315
8.500% due 04/15/2014	660	771
Enterprise Products Operating LLC
5.600% due 10/15/2014	2,000	2,209
7.625% due 02/15/2012	4,400	4,648
9.750% due 01/31/2014	310	371
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	4,750	5,408
Georgia-Pacific LLC
8.250% due 05/01/2016	10,500	11,891
9.500% due 12/01/2011	1,100	1,162
Hewlett-Packard Co.
0.434% due 09/13/2012	2,900	2,904
HJ Heinz Finance Co.
6.625% due 07/15/2011	300	305
Husky Energy, Inc.
6.250% due 06/15/2012	1,475	1,563
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	6,800	7,395
International Business Machines Corp.
0.340% due 06/15/2012	5,575	5,579
Johnson Controls, Inc.
0.720% due 02/04/2014	9,900	9,928
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	1,900	2,021
7.125% due 03/15/2012	2,035	2,150
Kraft Foods, Inc.
5.250% due 10/01/2013	2,500	2,714
6.000% due 02/11/2013	3,150	3,408
6.250% due 06/01/2012	918	974
6.750% due 02/19/2014	1,500	1,692
NBC Universal Media LLC
2.100% due 04/01/2014	1,500	1,493
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	1,000	1,021
Northwest Airlines Pass-Through Trust
6.841% due 10/01/2012	2,550	2,550
Pearson Dollar Finance PLC
5.500% due 05/06/2013	2,000	2,142
Pemex Project Funding Master Trust
0.910% due 12/03/2012	1,850	1,856
Petrobras International Finance Co.
3.875% due 01/27/2016	5,000	5,052
Potash Corp. of Saskatchewan, Inc.
7.750% due 05/31/2011	9,050	9,152
Republic Services, Inc.
6.750% due 08/15/2011	2,000	2,036
Reynolds American, Inc.
1.010% due 06/15/2011	5,545	5,549
7.250% due 06/01/2012	470	502
Rio Tinto Alcan, Inc.
4.500% due 05/15/2013	6,000	6,372
Rogers Communications, Inc.
6.375% due 03/01/2014	3,020	3,387
SABMiller PLC
6.200% due 07/01/2011	1,145	1,160
Sanofi-Aventis S.A.
0.507% due 03/28/2013	10,500	10,502
Shell International Finance BV
0.659% due 06/22/2012	3,150	3,163
Siemens Financieringsmaatschappij NV
0.459% due 03/16/2012	1,040	1,042
Southern Co.
5.300% due 01/15/2012	3,215	3,330
Southwest Airlines Co.
10.500% due 12/15/2011	4,900	5,188
Sunoco, Inc.
6.750% due 04/01/2011	200	200
Teck Resources Ltd.
9.750% due 05/15/2014	1,500	1,822
Telefonica Emisiones SAU
0.640% due 02/04/2013	1,100	1,090
Teva Pharmaceutical Finance III BV
0.809% due 03/21/2014	7,500	7,533
Time Warner Cable, Inc.
5.400% due 07/02/2012	600	631
6.200% due 07/01/2013	4,298	4,724
Time Warner, Inc.
6.875% due 05/01/2012	1,550	1,645
TransCanada Pipelines Ltd.
8.625% due 05/15/2012	2,490	2,699
Transocean, Inc.
6.625% due 04/15/2011	2,400	2,403
Turner Broadcasting System, Inc.
8.375% due 07/01/2013	3,000	3,419
Tyco Electronics Group S.A.
6.000% due 10/01/2012	1,169	1,246
UST LLC
6.625% due 07/15/2012	1,760	1,866
Vivendi S.A.
5.750% due 04/04/2013	2,815	3,023
Volkswagen International Finance NV
0.917% due 04/01/2014	11,600	11,614
WM Wrigley Jr. Co.
2.450% due 06/28/2012	140	141
3.050% due 06/28/2013	1,200	1,219
WMC Finance USA Ltd.
5.125% due 05/15/2013	3,000	3,242
Xerox Corp.
6.875% due 08/15/2011	3,100	3,166

		296,294

UTILITIES 5.3%
Appalachian Power Co.
5.650% due 08/15/2012	100	105
AT&T, Inc.
4.950% due 01/15/2013	518	552
BellSouth Corp.
4.295% due 04/26/2021	3,200	3,207
BP Capital Markets PLC
0.910% due 03/11/2014	8,300	8,343
5.250% due 11/07/2013	1,000	1,081
Columbus Southern Power Co.
0.709% due 03/16/2012	4,620	4,633
Consumers Energy Co.
5.000% due 02/15/2012	650	674
Dominion Resources, Inc.
1.800% due 03/15/2014	2,000	1,996
5.000% due 03/15/2013	1,500	1,604
6.250% due 06/30/2012	200	212
Duke Energy Carolinas LLC
5.625% due 11/30/2012	310	332
Entergy Corp.
3.625% due 09/15/2015	1,000	989
France Telecom S.A.
4.375% due 07/08/2014	2,500	2,685
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	400	415
NextEra Energy Capital Holdings, Inc.
1.189% due 06/17/2011	1,000	1,002
2.550% due 11/15/2013	2,085	2,121
5.625% due 09/01/2011	4,125	4,208
NGPL PipeCo LLC
6.514% due 12/15/2012	5,500	5,891
PSEG Power LLC
6.950% due 06/01/2012	937	999
Qatar Petroleum
5.579% due 05/30/2011	439	442
Qwest Corp.
3.560% due 06/15/2013	8,000	8,380
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012	2,000	2,077
TELUS Corp.
8.000% due 06/01/2011	199	201
Verizon Communications, Inc.
0.918% due 03/28/2014	4,800	4,830
Verizon Wireless Capital LLC
7.375% due 11/15/2013	1,100	1,255
Vodafone Group PLC
0.590% due 02/27/2012	5,120	5,127

		63,361

Total Corporate Bonds & Notes (Cost $820,822)		823,825

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Transocean, Inc.
1.500% due 12/15/2037	1,900	1,860

Total Convertible Bonds & Notes (Cost $1,856)		1,860

MUNICIPAL BONDS & NOTES 0.5%
NEW JERSEY 0.1%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.310% due 06/15/2013	1,500	1,499

NEW YORK 0.4%
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013 (a)	4,475	4,480

Total Municipal Bonds & Notes (Cost $5,983)		5,979

U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
0.284% due 09/17/2012 - 10/18/2012	38,000	38,040
0.650% due 06/25/2026	1,272	1,275
0.654% due 04/18/2028 - 09/18/2031	4,021	4,030
0.750% due 06/25/2031	991	997
0.754% due 05/18/2032	1,028	1,033
0.804% due 03/18/2032	818	820
0.960% due 01/01/2021	3,490	3,478
1.000% due 02/17/2026	7,000	6,997
3.500% due 03/08/2016	5,000	5,053
4.000% due 07/01/2019 - 04/01/2041	17,570	17,424
FDIC Structured Sale Guaranteed Notes
0.761% due 11/29/2037	2,480	2,480
Federal Farm Credit Bank
0.280% due 09/07/2012	10,000	10,009
Freddie Mac
0.194% due 02/04/2013 (a)	5,550	5,554
0.214% due 03/21/2013	20,000	19,993
0.218% due 08/10/2012	31,000	31,037
0.495% due 05/15/2036	1,027	1,024
0.605% due 12/15/2030	199	199
0.655% due 06/15/2033	119	119
0.755% due 02/15/2041	4,848	4,867
5.000% due 07/15/2014	150	166
7.000% due 11/01/2026 - 09/01/2027	432	493
7.500% due 04/01/2016 - 10/01/2017	597	668
8.500% due 07/01/2030	5	6
Ginnie Mae
6.000% due 12/15/2033	106	118
6.500% due 11/15/2033 - 12/15/2034	188	214
7.000% due 03/15/2023 - 11/15/2032	387	447
7.500% due 12/15/2012 - 06/15/2028	605	692
8.500% due 04/15/2030	4	4
10.000% due 02/15/2016 - 04/15/2025	84	94
10.500% due 09/15/2015 - 07/15/2019	5	6
11.000% due 07/15/2013 - 09/20/2019	18	19
11.500% due 01/15/2013 - 11/15/2019	8	8
12.000% due 01/15/2013 - 04/15/2015	6	6
12.500% due 11/15/2013 - 07/15/2015	3	3
13.000% due 08/15/2014 - 09/20/2015	7	7
NCUA Guaranteed Notes
0.608% due 12/07/2020	3,688	3,692
0.629% due 11/06/2017	7,452	7,454
0.722% due 03/06/2020	7,000	6,997
0.819% due 12/08/2020	4,858	4,882
1.600% due 10/29/2020	1,976	1,927

Total U.S. Government Agencies (Cost $182,110)		182,332

MORTGAGE-BACKED SECURITIES 0.9%
BCRR Trust
4.230% due 12/22/2035	1,923	1,965
4.230% due 02/22/2041	1,500	1,553
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,000	2,045
Commercial Mortgage Pass-Through Certificates
0.345% due 06/15/2022	427	415
0.355% due 12/15/2020	1,018	996
Credit Suisse Mortgage Capital Certificates
0.325% due 02/15/2022	1,243	1,194
GE Capital Commercial Mortgage Corp.
4.353% due 06/10/2048	1,449	1,451
Wachovia Bank Commercial Mortgage Trust
5.735% due 06/15/2049	1,270	1,320

Total Mortgage-Backed Securities (Cost $10,932)		10,939

ASSET-BACKED SECURITIES 7.0%
Arkansas Student Loan Authority
1.212% due 11/25/2043	1,864	1,853
BA Credit Card Trust
0.285% due 11/15/2013	8,000	7,998
Bank One Issuance Trust
0.375% due 05/15/2014	3,700	3,700
Chase Issuance Trust
2.400% due 06/17/2013	10,000	10,041
4.260% due 05/15/2013	10,000	10,047
Citibank Omni Master Trust
2.355% due 05/16/2016	9,350	9,494
3.005% due 08/15/2018	3,000	3,180
Collegiate Funding Services Education Loan Trust I
0.408% due 12/28/2021	2,355	2,335
Ford Credit Auto Lease Trust
1.040% due 03/15/2013	1,387	1,388
Ford Credit Auto Owner Trust
2.755% due 05/15/2013	2,082	2,101
Hyundai Capital Auto Funding Ltd.
1.254% due 09/20/2016	1,500	1,490
Illinois Student Assistance Commission
0.783% due 04/25/2017	3,183	3,184
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035	3,000	3,026
SLM Student Loan Trust
0.303% due 10/25/2016	37	37
0.433% due 04/25/2017	666	665
0.803% due 10/25/2017	3,100	3,105
1.803% due 04/25/2023	1,801	1,861
4.500% due 11/16/2043	3,837	3,730
6.255% due 07/15/2042	11,712	11,319
South Carolina Student Loan Corp.
0.753% due 01/25/2021	2,885	2,894

Total Asset-Backed Securities (Cost $83,416)		83,448

SOVEREIGN ISSUES 3.0%
Emirate of Abu Dhabi
5.500% due 04/08/2014	3,500	3,829
Export-Import Bank of Korea
1.360% due 03/13/2012	5,000	4,999
Japan Finance Corp.
2.000% due 06/24/2011	2,600	2,608
4.875% due 03/22/2012	8,000	8,358
Korea Government Bond
4.250% due 06/01/2013	3,650	3,815
Poland Government International Bond
6.250% due 07/03/2012	3,600	3,851
Province of Ontario Canada
0.762% due 05/22/2012	2,850	2,864
5.000% due 10/18/2011	929	952
Qatar Government International Bond
5.150% due 04/09/2014	3,600	3,874
Societe Financement de l’Economie Francaise
0.503% due 07/16/2012	200	201
Swedish Housing Finance Corp.
3.125% due 03/23/2012	500	511

Total Sovereign Issues (Cost $35,744)		35,862

SHORT-TERM INSTRUMENTS 7.3%
CERTIFICATES OF DEPOSIT 1.6%
Banco Do Brasil S.A.
0.000% due 02/15/2012	3,000	3,023
BNP Paribas
0.660% due 03/02/2012	1,500	1,500
Credit Agricole Corporate and Investment Bank
0.853% due 04/13/2012	1,000	1,000
Industrial & Commercial Bank of China Ltd.
0.550% due 05/16/2011	4,300	4,301
Intesa Sanpaolo SpA
0.803% due 01/19/2012	5,000	4,981
Societe Generale
0.660% due 02/03/2012	440	440
Svenska Handelsbanken AB
0.753% due 01/18/2013	3,600	3,599

		18,844

COMMERCIAL PAPER 0.8%
Computer Sciences Co.
0.304% due 04/01/2011	2,500	2,500
Nissan Motor Acceptance Corp.
0.609% due 06/22/2011	2,500	2,498
Transocean Ltd.
0.862% due 04/06/2011	5,000	4,999

		9,997

REPURCHASE AGREEMENTS 2.7%
Goldman Sachs Group, Inc.
0.440% due 06/02/2011	9,189	9,189
(Dated 02/25/2011. Collateralized by FMS Wertmanagement 2.000% due 11/15/2012 valued at $7,073. Repurchase proceeds are $9,189.)

Morgan Stanley & Co., Inc.
0.140% due 04/01/2011	20,500	20,500
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.250% due 09/30/2015 valued at $20,923. Repurchase proceeds are $20,500.)
State Street Bank and Trust Co.
0.010% due 04/01/2011	2,504	2,504
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $2,559. Repurchase proceeds are $2,504.)

		32,193

SHORT-TERM NOTES 2.2%
Holmes Master Issuer PLC
0.405% due 10/15/2011	4,000	3,995
Kentucky State Asset Liability Commission Revenue Notes, Series 2010
0.841% due 04/01/2011	2,500	2,500
Maine State General Obligation Notes, Series 2010
2.000% due 06/15/2011	3,270	3,280
Pacific Gas & Electric Co.
0.883% due 10/11/2011	1,900	1,900
Swedbank Hypotek AB
0.629% due 06/22/2011	7,000	7,000
WM Wrigley Jr. Co.
1.684% due 06/28/2011	6,930	6,934

		25,609

Total Short-Term Instruments (Cost $86,581)		86,643

Total Investments 103.4% (Cost $1,227,444)		$1,230,888
Other Assets and Liabilities (Net) (3.4%)		(40,596)

Net Assets 100.0%		$1,190,292

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$454,629	$9,541	$464,170
Industrials	0	290,512	5,782	296,294
Utilities	0	63,361	0	63,361
Convertible Bonds & Notes
Industrials	0	1,860	0	1,860
Municipal Bonds & Notes
New Jersey	0	1,499	0	1,499
New York	0	4,480	0	4,480
U.S. Government Agencies	0	156,827	25,505	182,332
Mortgage-Backed Securities	0	10,939	0	10,939
Asset-Backed Securities	0	81,958	1,490	83,448
Sovereign Issues	0	35,862	0	35,862
Short-Term Instruments
Certificates of Deposit	0	18,844	0	18,844
Commercial Paper	0	9,997	0	9,997
Repurchase Agreements	0	32,193	0	32,193
Short-Term Notes	0	25,609	0	25,609
	$0	$1,188,570	$42,318	$1,230,888

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 06/30/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011(7)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$9,710	$(199)	$0	$(1)	$31	$0	$0	$9,541	$31
Industrials	0	5,961	(104)	(97)	0	22	0	0	5,782	22
U.S. Government Agencies	0	27,000	(1,522)	0	0	27	0	0	25,505	27
Asset-Backed Securities	0	1,465	0	1	0	24	0	0	1,490	24

	$0	$44,136	$(1,825)	$(96)	$(1)	$104	$0	$0	$42,318	$104

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Strategy Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 85.8%
ARIZONA 0.6%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	$400	$452

CALIFORNIA 17.8%
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2016	250	283
5.000% due 05/01/2018	500	564
California State General Obligation Bonds, Series 2007
5.000% due 12/01/2017	1,000	1,093
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	539
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	559
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	542
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,000
Carlsbad, California Unified School District General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	233
Irvine, California Ranch Water District General Obligation Bonds, Series 2009
0.200% due 10/01/2041	2,200	2,200
Los Angeles, California Unified School District Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,565
Mount San Antonio, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	830
Pleasanton, California Unified School District Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	469
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	762
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,089
San Juan, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	570
University of California Regents Medical Center Revenue Notes, Series 2010
5.000% due 05/15/2018	500	560
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,104

		13,962

COLORADO 1.4%
Denver, Colorado City & County Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
4.000% due 11/15/2016	265	280
Denver, Colorado City & County Revenue Notes, Series 2009
5.000% due 11/15/2016	250	277
Glenwood Springs, Colorado Revenue Notes, Series 2010
5.000% due 10/01/2018	500	551

		1,108

FLORIDA 4.3%
Florida State Board of Governors Revenue Notes, Series 2008
5.500% due 07/01/2018	105	121
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016	750	784
Florida State Inland Protection Financing Corp. Revenue Notes, Series 2010
5.000% due 07/01/2016	500	545
Florida State Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	274
Miami-Dade County, Florida Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,070
Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	269
Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2017	250	282

		3,345

GEORGIA 0.8%
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	350	365
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	284

		649

ILLINOIS 8.0%
Chicago, Illinois Airport Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 01/01/2018	1,000	1,077
Chicago, Illinois Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	200	214
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	250	202
Chicago, Illinois Revenue Notes, (AGM Insured), Series 2008
5.000% due 11/01/2016	350	386
Chicago, Illinois Wastewater Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2018	1,000	1,073
Illinois State Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	409
Illinois State General Obligation Notes, Series 2004
5.000% due 03/01/2013	1,000	1,044
Illinois State Railsplitter Tobacco Settlement Authority Revenue Notes, Series 2010
5.125% due 06/01/2019	500	494
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	530
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	816

		6,245

INDIANA 4.0%
Indiana State Finance Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 12/01/2017	300	335
Indiana State Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	542
5.000% due 02/01/2018	500	568
Indiana State Purdue University Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	723
Indianapolis, Indiana Local Public Improvement Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	335
Vincennes, Indiana University Revenue Notes, Series 2010
4.000% due 06/01/2016	500	528
Warsaw, Indiana Multi-School Building Corp. Revenue Notes, Series 2008
5.500% due 01/15/2017	100	111

		3,142

IOWA 0.7%
Iowa State Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	546

KANSAS 1.0%
Kansas State Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	569
Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	200	221

		790

KENTUCKY 2.6%
Kentucky State Municipal Power Agency Revenue Notes, (AGM Insured), Series 2010
4.000% due 09/01/2016	900	947
Kentucky State Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,125

		2,072

MARYLAND 0.4%
Maryland State Department of Transportation Revenue Bonds, Series 2003
5.000% due 06/01/2016	280	321

MASSACHUSETTS 3.4%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	590
Massachusetts State Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	902
Massachusetts State Water Resources Authority Revenue Notes, Series 2010
5.000% due 08/01/2016	500	574

Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	573

		2,639

MISSOURI 2.5%
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,061
Missouri State Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	800	867

		1,928

NEW HAMPSHIRE 0.4%
New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2009
5.000% due 07/01/2016	250	280

NEW JERSEY 4.1%
New Jersey State Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 09/01/2016	1,000	1,070
New Jersey State Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,107

		3,177

NEW MEXICO 0.7%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	576

NEW YORK 17.6%
Long Island, New York Power Authority Revenue Bonds, Series 2006
5.000% due 12/01/2017	500	546
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2012	750	792
5.000% due 08/01/2017	980	1,105
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,017
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2027	1,500	1,572
New York City, New York Transitional Finance Authority Revenue Notes, Series 2007
5.000% due 11/01/2015	200	228
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.240% due 12/01/2035	1,250	1,250
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 07/01/2016	370	406
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2030	1,635	1,651
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,242
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2019	1,000	1,058
New York State Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	500	540
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	569
Riverhead, New York Central School District General Obligation Notes, Series 2010
4.000% due 10/01/2017	250	270
Syracuse, New York Industrial Development Agency Revenue Notes, Series 2010
4.000% due 05/01/2017	500	526

		13,772

NORTH CAROLINA 1.2%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	330
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	375
University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	274

		979

OHIO 2.9%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	500	362
5.875% due 06/01/2047	250	167
Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	323
Ohio State Turnpike Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,136
5.500% due 02/15/2017	225	256

		2,244

OREGON 0.7%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	535

PENNSYLVANIA 1.7%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	547
Pennsylvania State Higher Education Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	279
Southeastern Pennsylvania State Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	542

		1,368

PUERTO RICO 0.3%
Puerto Rico Electric Power Authority Revenue Bonds, (SGI Insured), Series 2002
5.375% due 07/01/2016	250	273

SOUTH CAROLINA 0.3%
Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	272

TENNESSEE 0.6%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	500	486

TEXAS 4.7%
Austin, Texas Electrical Utilities System Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,124
Dallas, Texas Revenue Notes, Series 2010
5.000% due 10/01/2016	500	574
Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	202
San Antonio, Texas General Obligation Notes, Series 2010
5.000% due 08/01/2016	500	576
Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	892
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	250	238
Texas State Transportation Commission Revenue Bonds, Series 2007
5.000% due 04/01/2026	100	106

		3,712

UTAH 0.7%
Salt Lake County, Utah Revenue Notes, Series 2010
5.000% due 08/15/2016	500	572

WASHINGTON 1.8%
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,115
Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	250	260

		1,375

WISCONSIN 0.3%
Wisconsin State Clean Water Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 05/01/2017	225	248

WYOMING 0.3%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	200	209

Total Municipal Bonds & Notes (Cost $67,286)		67,277

SHORT-TERM INSTRUMENTS 13.4%
REPURCHASE AGREEMENTS 13.4%
State Street Bank and Trust Co.
0.010% due 04/01/2011	10,530	10,530

(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $10,745. Repurchase proceeds are $10,530.)
Total Short-Term Instruments (Cost $10,530)		10,530

Total Investments 99.2% (Cost $77,816)		$77,807
Other Assets and Liabilities (Net) 0.8%		599

Net Assets 100.0%		$78,406

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$452	$0	$452
California	0	13,962	0	13,962
Colorado	0	1,108	0	1,108
Florida	0	3,345	0	3,345
Georgia	0	649	0	649
Illinois	0	6,245	0	6,245
Indiana	0	3,142	0	3,142
Iowa	0	546	0	546
Kansas	0	790	0	790
Kentucky	0	2,072	0	2,072
Maryland	0	321	0	321
Massachusetts	0	2,639	0	2,639
Missouri	0	1,928	0	1,928
New Hampshire	0	280	0	280
New Jersey	0	3,177	0	3,177
New Mexico	0	576	0	576
New York	0	13,772	0	13,772
North Carolina	0	979	0	979
Ohio	0	2,244	0	2,244
Oregon	0	535	0	535
Pennsylvania	0	1,368	0	1,368
Puerto Rico	0	273	0	273
South Carolina	0	272	0	272
Tennessee	0	486	0	486
Texas	0	3,712	0	3,712
Utah	0	572	0	572
Washington	0	1,375	0	1,375
Wisconsin	0	248	0	248
Wyoming	0	209	0	209
Short-Term Instruments
Repurchase Agreements	0	10,530	0	10,530
	$0	$77,807	$0	$77,807

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Strategy Fund

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 80.4%
CALIFORNIA 14.3%
California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	$200	$203
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	550	612
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	528
California State Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	250	266
California State Northern Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	250	258
California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	100	102
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	400	438
Indio, California Water Authority Revenue Notes, (AMBAC Insured), Series 2006
4.000% due 04/01/2011	200	200
Long Beach, California Revenue Notes, Series 2010
3.000% due 06/01/2013	165	167
Los Angeles, California Municipal Improvement Corp. Revenue Notes, Series 2010
3.000% due 11/01/2012	750	773
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2012	200	206
South Placer County, California Wastewater Authority Revenue Notes, Series 2011
1.060% due 11/01/2014 (a)	250	250

		4,003

COLORADO 1.8%
University of Colorado Revenue Notes, Series 2010
3.000% due 06/01/2013	500	521

CONNECTICUT 1.5%
University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	400	430

DELAWARE 1.7%
Delaware State Solid Waste Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	450	468

DISTRICT OF COLUMBIA 0.4%
District of Columbia General Obligation Notes, (AGM Insured), Series 2005
5.000% due 06/01/2013	100	107

FLORIDA 2.8%
Florida State Board of Education General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/01/2012	500	526
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	250	262

		788

GEORGIA 3.8%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2014	500	536
Georgia State Municipal Electric Authority Revenue Notes, Series 2008
5.000% due 01/01/2013	250	265
Monroe County, Georgia Development Authority Revenue Bonds, Series 1995
4.500% due 07/01/2025	250	250

		1,051

ILLINOIS 9.3%
Chicago, Illinois Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	500	534
Chicago, Illinois International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	250	259
Cook County, Illinois School District No. 63 East Maine General Obligation Notes, Series 2010
2.000% due 12/01/2012	155	156
Decatur, Illinois Park District General Obligation Notes, Series 2010
2.000% due 03/01/2012	100	101
2.250% due 03/01/2013	175	178
Illinois State Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	217
Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	100	102
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 1996
0.000% due 12/15/2012	300	289
Illinois State Railsplitter Tobacco Settlement Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	250	257
Illinois State Toll Highway Authority Revenue Bonds, (AGM Insured), Series 1998
5.500% due 01/01/2014	250	269
Will & Kendall Counties, Illinois Community Consolidated School District No. 202 General Obligation Notes, Series 2010
2.000% due 01/01/2012	250	252

		2,614

INDIANA 3.9%
Indiana State Finance Authority Revenue Notes, Series 2006
5.500% due 02/01/2013	300	326
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	240	256
Indianapolis, Indiana Revenue Notes, Series 2010
3.000% due 10/01/2013	500	515

		1,097

IOWA 1.8%
Des Moines, Iowa Independent Community School District Revenue Notes, Series 2010
5.000% due 06/01/2012	250	261
Dubuque, Iowa Community School District Revenue Notes, Series 2010
2.000% due 01/01/2013	250	253

		514

KENTUCKY 2.8%
Jefferson County, Kentucky Capital Projects Corp. Revenue Notes, (AGM Insured), Series 2007
4.000% due 06/01/2013	250	263
Kentucky State Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	500	513

		776

LOUISIANA 1.8%
Louisiana State Offshore Terminal Authority Revenue Bonds, Series 2010
2.100% due 10/01/2040	500	493

MAINE 0.9%
Maine State Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	250	258

MASSACHUSETTS 3.2%
Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	240	241
Massachusetts State General Obligation Notes, (AGM Insured), Series 2002
5.500% due 11/01/2011	100	103
Massachusetts State General Obligation Notes, Series 2004
5.000% due 08/01/2012	250	265
Massachusetts State General Obligation Notes, Series 2011
5.000% due 07/01/2016	250	286

		895

MICHIGAN 1.0%
Hamilton, Michigan Community School District General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	250	269

NEBRASKA 0.8%
Nebraska State Central Plains Energy Project Revenue Notes, Series 2007
5.000% due 12/01/2012	210	219

NEVADA 0.5%
Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	150	155

NEW JERSEY 0.4%
New Jersey State Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2012	100	106

NEW YORK 13.2%
Essex County, New York General Obligation Notes, (NPFGC Insured), Series 2005
4.000% due 05/15/2013	200	211
Monroe County, New York Industrial Development Corp. Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	500	531
New York City, New York General Obligation Bonds, Series 2002
5.750% due 08/01/2012	350	374
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
3.000% due 02/15/2014	500	511

New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	250	275
New York State Dormitory Authority Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 07/01/2013	300	324
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2011	250	252
5.000% due 07/01/2016	250	274
New York State General Obligation Notes, Series 2003
4.000% due 06/15/2013	500	533
New York State Thruway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 04/01/2014	125	138
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	250	272

		3,695

PENNSYLVANIA 4.7%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	250	251
Bristol, Pennsylvania General Obligation Notes, (AGM Insured), Series 2010
4.000% due 09/01/2012	105	110
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	250	257
Pennsylvania State Delaware Valley Regional Financial Authority Revenue Bonds, Series 2002
5.500% due 07/01/2012	265	276
Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	250	263
South Fork, Pennsylvania Municipal Authority Revenue Notes, Series 2010
3.000% due 07/01/2011	150	150

		1,307

PUERTO RICO 0.9%
Puerto Rico Electric Power Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 07/01/2013	250	266

TENNESSEE 1.0%
Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	250	269

TEXAS 4.0%
South San Antonio, Texas independent School District General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	250	274
Texas State Lower Colorado River Authority Revenue Notes, Series 2010
4.000% due 05/15/2013	500	529
5.000% due 05/15/2013	300	324

		1,127

VIRGINIA 0.7%
Roanoke, Virginia Economic Development Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2012	200	210

WASHINGTON 1.6%
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	315	326
Washington State Energy Northwest Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	115	126

		452

WISCONSIN 1.6%
Wisconsin State Petroleum Revenue Notes, Series 2009
5.000% due 07/01/2014	400	441

Total Municipal Bonds & Notes (Cost $22,548)		22,531

SHORT-TERM INSTRUMENTS 5.8%
REPURCHASE AGREEMENTS 5.8%
State Street Bank and Trust Co.
0.010% due 04/01/2011	1,623	1,623

(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,657. Repurchase proceeds are $1,623.)
Total Short-Term Instruments (Cost $1,623)		1,623

Total Investments 86.2% (Cost $24,171)		$24,154
Other Assets and Liabilities (Net) 13.8%		3,858

Net Assets 100.0%		$28,012

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Municipal Bonds & Notes
California	$250	$3,753	$0	$4,003
Colorado	0	521	0	521
Connecticut	0	430	0	430
Delaware	0	468	0	468
District of Columbia	0	107	0	107
Florida	0	788	0	788
Georgia	0	1,051	0	1,051
Illinois	0	2,614	0	2,614
Indiana	0	1,097	0	1,097
Iowa	0	514	0	514
Kentucky	0	776	0	776
Louisiana	0	493	0	493
Maine	0	258	0	258
Massachusetts	0	895	0	895
Michigan	0	269	0	269
Nebraska	0	219	0	219
Nevada	0	155	0	155
New Jersey	0	106	0	106
New York	0	3,695	0	3,695
Pennsylvania	0	1,307	0	1,307
Puerto Rico	0	266	0	266
Tennessee	0	269	0	269
Texas	0	1,127	0	1,127
Virginia	0	210	0	210
Washington	0	452	0	452
Wisconsin	0	441	0	441
Short-Term Instruments
Repurchase Agreements	0	1,623	0	1,623
	$250	$23,904	$0	$24,154

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

1. Federal Income Tax Matters

As of March 31, 2011, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO 1-3 Year U.S. Treasury Index Fund	$363	$(193)	$170
PIMCO 1-5 Year U.S. TIPS Index Fund	22,620	0	22,620
PIMCO 3-7 Year U.S. Treasury Index Fund	17	(384)	(367)
PIMCO 7-15 U.S. Treasury Index Fund	0	(317)	(317)
PIMCO 15+ Year U.S. TIPS Index Fund	305	(7,231)	(6,926)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	6	(5,631)	(5,625)
PIMCO Broad U.S. TIPS Index Fund	1,417	0	1,417
PIMCO Broad U.S. Treasury Index Fund	0	(180)	(180)
PIMCO Build America Bond Strategy Fund	166	(601)	(435)
PIMCO Enhanced Short Maturity Strategy Fund	4,434	(990)	3,444
PIMCO Intermediate Municipal Bond Strategy Fund	463	(472)	(9)
PIMCO Investment Grade Corporate Bond Index Fund	203	(1,171)	(968)
PIMCO Short Term Municipal Bond Strategy Fund	66	(83)	(17)

2. Fair Value Measurements

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund
FDIC	Federal Deposit Insurance Corp.	NPFGC	National Public Finance Guarantee Corp.	Q-SBLF	Qualified School Bond Loan Fund
FGIC	Financial Guaranty Insurance Co.	NCUA	National Credit Union Administration
FHA	Federal Housing Administration

Other Abbreviations:
BABs	Build America Bonds

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 25, 2011

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 25, 2011